GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenue by geographic area (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Geographical Information [Line Items]
Total revenues		$ 2,725.4	$ 2,565.0	$ 2,414.7
Americas, principally the U.S.
Schedule Of Geographical Information [Line Items]
Total revenues		1,142.7	1,070.4	1,025.7
EMEA
Schedule Of Geographical Information [Line Items]
Total revenues	[1]	1,174.2	1,120.5	1,050.4
Israel
Schedule Of Geographical Information [Line Items]
Total revenues		74.0	72.9	66.3
Asia Pacific
Schedule Of Geographical Information [Line Items]
Total revenues		$ 334.5	$ 301.2	$ 272.3

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.